SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 - SUBSEQUENT EVENTS

A.	From July 1, 2025 until the date of this report, the Company has raised a gross total of $772 through the sale of 1,612,981 ADSs (equivalent to 48,389,430 Ordinary Shares) under the June 2024 Sales Agreement, at an average price of $0.48 per ADS. After deducting issuance expenses, the net proceeds amount to $745.

B.	On August 4, 2025, the Company announced the approval of its joint development and commercialization project with Big Bang Boom Solutions Pvt. Ltd. (“Big Bang”), a leading Indian drone manufacturer, under the India-Israel Industrial R&D and Technological Innovation Fund (I4F). The $5 million project, scheduled to commence in September 2025 and spanning 24 months, aims to develop autonomous industrial inspection drones equipped with advanced sensors and AI-based navigation capabilities. I4F will fund 50% of the budget, with the remaining costs to be jointly funded by the Company and Big Bang. The project is expected to have significant commercial potential in multiple industrial sectors.